HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Balance, beginning of year	$ 111,643
Balance, end of year	107,951	$ 111,643
Held for sale
Disclosure of financial assets [line items]
Balance, beginning of year	387	1,004
Reclassification to/(from) assets held for sale, net	2,381	3,387
Disposals	(2,222)	(4,038)
Fair value adjustments	9	14
Foreign currency translation	20	(5)
Other	13	25
Balance, end of year	$ 588	$ 387